Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Syntec Optics Holdings, Inc.
Entity Central Index Key	0001866816
Entity Tax Identification Number	87-0816957
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Syntec Optics Holdings, Inc.
Entity Address, Address Line Two	515 Lee Road
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14606
City Area Code	(585)
Local Phone Number	768-2513
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of Syntec Optics Holdings, Inc. and subsidiaries (the “Company”) as of December 31, 2025, the related consolidated statements of operations, changes in stockholders’ equity and cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Syntec Optics Holdings, Inc.
Entity Address, Address Line Two	515 Lee Road
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14606
City Area Code	(585)
Local Phone Number	768-2513
Contact Personnel Name	Al Kapoor